Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 6,148,946	¥ 11,353,525
Less than 12 months Gross unrealized losses, available-for-sale securities		4,509	17,511
12 months or more Fair value, available-for-sale securities		507,241	1,232,013
12 months or more Gross unrealized losses, available-for-sale securities		7,395	13,983
Total Fair value, available-for-sale securities		6,656,187	12,585,538
Total Gross unrealized losses, available-for-sale securities		11,904	31,494
Less than 12 months, Fair value, held-to-maturity securities		455,298	9,962
Less than 12 months Gross unrealized losses, held-to-maturity securities		794	40
12 months or more Fair value, held-to-maturity securities			199,670
12 months or more Gross unrealized losses, held-to-maturity securities			180
Total Fair value, held-to-maturity securities		455,298	209,632
Total Gross unrealized losses, held-to-maturity securities		794	220
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		5,646,840	10,526,182
Less than 12 months Gross unrealized losses, available-for-sale securities		1,739	2,871
12 months or more Fair value, available-for-sale securities		211,512	880,520
12 months or more Gross unrealized losses, available-for-sale securities		848	856
Total Fair value, available-for-sale securities		5,858,352	11,406,702
Total Gross unrealized losses, available-for-sale securities		2,587	3,727
Less than 12 months, Fair value, held-to-maturity securities		99,738	9,962
Less than 12 months Gross unrealized losses, held-to-maturity securities		173	40
12 months or more Fair value, held-to-maturity securities			199,670
12 months or more Gross unrealized losses, held-to-maturity securities			180
Total Fair value, held-to-maturity securities		99,738	209,632
Total Gross unrealized losses, held-to-maturity securities		173	220
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		3,579	48,471
Less than 12 months Gross unrealized losses, available-for-sale securities		8	90
12 months or more Fair value, available-for-sale securities		11,944	12,730
12 months or more Gross unrealized losses, available-for-sale securities		8	16
Total Fair value, available-for-sale securities		15,523	61,201
Total Gross unrealized losses, available-for-sale securities		16	106
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		45,858	66,865
Less than 12 months Gross unrealized losses, available-for-sale securities		454	2,865
12 months or more Fair value, available-for-sale securities			38,432
12 months or more Gross unrealized losses, available-for-sale securities			1,432
Total Fair value, available-for-sale securities		45,858	105,297
Total Gross unrealized losses, available-for-sale securities		454	4,297
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		127,535	203,026
Less than 12 months Gross unrealized losses, available-for-sale securities		204	275
12 months or more Fair value, available-for-sale securities		10,421	7,654
12 months or more Gross unrealized losses, available-for-sale securities		33	180
Total Fair value, available-for-sale securities		137,956	210,680
Total Gross unrealized losses, available-for-sale securities		237	455
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	7,968	102,904
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	47	2,348
12 months or more Fair value, available-for-sale securities	[1]	86,973	76,369
12 months or more Gross unrealized losses, available-for-sale securities	[1]	2,380	5,357
Total Fair value, available-for-sale securities	[1]	94,941	179,273
Total Gross unrealized losses, available-for-sale securities	[1],[2]	2,427	7,705
Less than 12 months, Fair value, held-to-maturity securities	[3]	355,560
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	621
Total Fair value, held-to-maturity securities	[3]	355,560
Total Gross unrealized losses, held-to-maturity securities	[3]	621
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities			9,771
Less than 12 months Gross unrealized losses, available-for-sale securities			137
12 months or more Fair value, available-for-sale securities		51,897	78,938
12 months or more Gross unrealized losses, available-for-sale securities		1,408	1,570
Total Fair value, available-for-sale securities		51,897	88,709
Total Gross unrealized losses, available-for-sale securities		1,408	1,707
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		23,468	11,133
Less than 12 months Gross unrealized losses, available-for-sale securities		394	117
12 months or more Fair value, available-for-sale securities		19,238	43,170
12 months or more Gross unrealized losses, available-for-sale securities		567	1,300
Total Fair value, available-for-sale securities		42,706	54,303
Total Gross unrealized losses, available-for-sale securities		961	1,417
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		270,877	130,020
Less than 12 months Gross unrealized losses, available-for-sale securities		478	359
12 months or more Fair value, available-for-sale securities		54,615	60,230
12 months or more Gross unrealized losses, available-for-sale securities		1,018	2,925
Total Fair value, available-for-sale securities		325,492	190,250
Total Gross unrealized losses, available-for-sale securities	[4]	1,496	3,284
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		11,496	122,563
Less than 12 months Gross unrealized losses, available-for-sale securities		29	1,846
12 months or more Fair value, available-for-sale securities		60,491	33,960
12 months or more Gross unrealized losses, available-for-sale securities		1,104	347
Total Fair value, available-for-sale securities		71,987	156,523
Total Gross unrealized losses, available-for-sale securities	[5]	1,133	2,193
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		11,325	132,590
Less than 12 months Gross unrealized losses, available-for-sale securities		1,156	6,603
12 months or more Fair value, available-for-sale securities		150	10
12 months or more Gross unrealized losses, available-for-sale securities		29
Total Fair value, available-for-sale securities		11,475	132,600
Total Gross unrealized losses, available-for-sale securities		¥ 1,185	¥ 6,603

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014, and ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014, and ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥214,488 million at March 31, 2014, and ¥165,602 million at March 31, 2015.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations ("CLO"), of which the total fair values were ¥178,055 million at March 31, 2014, and ¥142,543 million at March 31, 2015.